Loans Receivable, Net - Schedule of Allowance for Loan Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Beginning balance	¥ 74,381	¥ 47,670	¥ 1,084
Current period provision	372,066	204,442	65,299
Current period reversal	(72,562)	(11,693)	(18,713)
Current period write off	(57,761)	(166,038)
Ending balance	¥ 316,124	¥ 74,381	¥ 47,670